Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Assets
Cash and due from banks	$ 26,310	$ 30,209	$ 28,407
Interest-bearing deposits with banks	38,345	36,471
Securities	249,004	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	306,961	294,602
Loans, net of allowance for loan losses	618,856	576,818
Other assets	49,073	44,064
Total assets	1,428,935	1,334,734
Liabilities and shareholders' equity
Deposits	886,005	836,197
Other liabilities	58,137	53,122
Subordinated debentures	9,815	9,131
Shareholders' equity	83,625	79,955	73,791
Total liabilities and equity	1,428,935	1,334,734
Parent [member]
Assets
Cash and due from banks	14,264	16,398	$ 12,901
Interest-bearing deposits with banks	22,279	20,261
Securities	118,716	111,072
Investments in bank subsidiaries and associated corporations	37,234	34,547
Investments in other subsidiaries and associated corporations	73,785	69,063
Assets purchased under reverse repurchase agreements and securities borrowed	123,755	107,941
Loans, net of allowance for loan losses	526,078	494,922
Net balances due from bank subsidiaries	0	4,329
Other assets	152,422	137,821
Total assets	1,068,533	996,354
Liabilities and shareholders' equity
Deposits	681,509	642,271
Net balances due to bank subsidiaries	2,678
Net balances due to other subsidiaries	36,594	38,985
Other liabilities	254,678	226,475
Total other liabilities	975,459	907,731
Subordinated debentures	9,551	8,762
Shareholders' equity	83,523	79,861
Total liabilities and equity	$ 1,068,533	$ 996,354